Right-of-use assets - Carrying amounts of lease liabilities and the movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets.
Beginning balance	€ 15,436	€ 18,724	€ 21,205
Additions	1,657	204	1,452
Interest expenses	579	637	584
Interest expenses	579	637	584
Disposals			(273)
Payments	(3,095)	(4,129)	(4,244)
Ending balance	14,577	15,436	18,724
Current lease liabilities.	2,178	2,311	3,330
Non-current lease liabilities.	€ 12,399	€ 13,125	€ 15,394